UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22354
                                                     ---------

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    c/o Bank of America Capital Advisors LLC
                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                         Grosvenor Registered Multi-Strategy Fund (TE), LLC
                                                 Schedule of Investments (unaudited)
                                                            June 30, 2010

The registrant invests substantially all of its assets in Grosvenor Multi-Strategy Offshore Fund, Ltd. (the "Offshore Fund"). The
Offshore Fund invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company"). The
registrant owned 100% of the Offshore Fund at June 30, 2010. The percentage of the Company's members' capital owned by the Offshore
Fund at June 30, 2010 was 0.52%. The registrant has included the Company's Schedule of Investments as of June 30, 2010, below. The
Company's Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

                                                                                                             FIRST

                                            FIRST                                   % OF     % OWNERSHIP   AVAILABLE

                                         ACQUISITION                   FAIR       MEMBERS'  OF PORTFOLIO  REDEMPTION

PORTFOLIO FUNDS*                             DATE         COST        VALUE**      CAPITAL     FUND***     DATE ****  LIQUIDITY*****
------------------------------------------------------------------------------------------------------------------------------------

DISTRESSED

                                                                                                                        Annually -
  Anchorage Capital Partners, L.P. (a)     8/1/2006   $ 15,615,000  $ 20,496,594     4.31%      0.84%         N/A      Bi-annually
  Anchorage Short Credit Fund, L.P.        7/1/2007      2,768,079     1,747,507     0.37%      1.30%         N/A        Monthly
  Blackstone Real Estate Special
     Situations Fund, L.P. (a)             9/1/2008         75,891        94,916     0.02%      0.56%         N/A          (1)
  Blue Mountain Credit Alternatives
     Fund, L.P.                            8/1/2007      7,021,359     9,369,297     1.97%      4.69%         N/A       Quarterly
  Fortress Value Recovery Fund, L.P.
     (b)                                   1/1/2006      4,300,000       970,409     0.20%      0.35%         N/A          (2)
  GCP II SPV II                            4/1/2009         19,860        44,035     0.01%      2.11%         N/A          (3)
  Greywolf Capital Partners II, L.P.
     (a)                                   9/1/2007        123,050       129,264     0.03%      0.04%         N/A          (1)
  GSO Liquidity Partners, L.P.             3/1/2008      1,605,710     1,319,883     0.28%      1.21%         N/A          (4)
  Harbinger Capital Partners Special
     Situations Fund, L.P. (a)             7/1/2007     10,745,000     7,399,438     1.55%      0.90%         N/A          (5)
  Highland Crusader Fund, L.P.
     Liquidating                          12/1/2008      3,465,642     3,370,007     0.71%      1.75%         N/A          (2)
  King Street Capital, L.P. (a)            1/1/2003     16,505,100    21,459,514     4.51%      0.40%         (6)       Quarterly
  Marathon Distressed Subprime Fund,
     L.P.                                  1/1/2008      5,190,684     5,941,580     1.25%      2.69%         N/A    Every 18 months
                                                                                                                        Annually -
  Redwood Domestic Fund, L.P. (a)          1/1/2003     11,735,420    17,909,545     3.76%      1.51%         N/A      Bi-annually
  Silver Point Capital Fund, L.P. (a)      1/1/2003     12,576,949    15,497,908     3.26%      0.74%         (7)        Annually
  TCW Special Mortgage Credit Fund II,
     L.P.                                 10/1/2008      7,198,804     9,802,843     2.06%      1.99%         N/A          (4)
                                                      ------------  ------------  --------
TOTAL DISTRESSED                                        98,946,548   115,552,740    24.29%
                                                      ------------  ------------  --------

EVENT DRIVEN
  Elliott Associates, L.P.                 1/1/2003     13,900,000    20,983,490     4.41%      0.32%         (8)     Semi-annually
  Level Global L.P.                        7/1/2009     15,457,801    15,138,391     3.18%      1.70%         N/A       Quarterly
  Magnetar Capital II Fund, L.P.           1/1/2010     12,379,990    11,075,218     2.33%      3.39%      9/30/2010    Quarterly
  Magnetar Capital, L.P. (a)               7/1/2007      1,245,010     1,091,965     0.23%      0.80%         N/A          (1)
  Owl Creek II, L.P.                       4/1/2010      9,700,000     8,674,483     1.82%      0.69%         N/A       Quarterly
  Perry Partners, L.P. (a)                 1/1/2003     18,429,091    21,722,399     4.57%      1.34%         (9)       Quarterly

                                         Grosvenor Registered Multi-Strategy Fund (TE), LLC
                                           Schedule of Investments (unaudited) (continued)
                                                            June 30, 2010

                                                                                                             FIRST

                                            FIRST                                   % OF     % OWNERSHIP   AVAILABLE

                                         ACQUISITION                   FAIR       MEMBERS'  OF PORTFOLIO  REDEMPTION

PORTFOLIO FUNDS* (CONTINUED)                 DATE         COST        VALUE**      CAPITAL     FUND***     DATE ****  LIQUIDITY*****
------------------------------------------------------------------------------------------------------------------------------------

TOTAL EVENT DRIVEN (CONTINUED)
  Seneca Capital, L.P. (a)                 1/1/2003   $ 13,384,682  $ 12,631,739     2.66%      4.18%     12/31/2010  Quarterly(10)
                                                      ------------  ------------  --------
TOTAL EVENT DRIVEN                                      84,496,574    91,317,685    19.20%
                                                      ------------  ------------  --------

LONG AND/OR SHORT EQUITY
  Adelphi Europe Partners, L.P.           12/1/2005      8,682,366     9,665,692     2.03%     15.98%         N/A       Quarterly
  Black Bear Fund I, L.P.                  1/1/2003         67,788       143,782     0.03%      1.42%         N/A          (3)
  Broad Peak Fund, L.P. (a)                7/1/2007     12,178,331    11,797,032     2.48%      5.93%         N/A       Quarterly
  Brookside Capital Partners Fund,
     L.P.                                 10/1/2009      6,300,000     6,087,138     1.28%      0.10%     10/31/2011    Quarterly
  Cavalry Technology, L.P.                 5/1/2003      6,533,606     7,713,227     1.62%      7.74%         N/A       Quarterly
  Citadel Wellington, LLC                  7/1/2008        649,867       466,570     0.10%      0.02%         N/A          (11)
  Conatus Capital Partners, L.P.           1/1/2008      7,900,000     7,365,017     1.55%      0.68%         N/A       Quarterly
  Egerton Capital Partners, L.P.           7/1/2008     11,687,150    11,651,182     2.45%      2.55%         N/A       Quarterly
  Elm Ridge Capital Partners, L.P.         4/1/2003     11,965,225    14,745,053     3.10%      2.09%         N/A       Quarterly
  Empire Capital Partners Enhanced
     Fund, L.P.                            1/1/2008     11,557,881    14,360,972     3.02%     15.10%         N/A       Quarterly
  Galante Partners, L.P.                  10/1/2006      6,574,720     5,137,446     1.08%     10.07%         N/A       Quarterly
  Greenlight Capital Qualified, L.P.       1/1/2003      1,900,000     3,153,557     0.66%      0.15%         (12)       Annually
  Impala Fund, L.P.                        1/1/2007      4,765,392     5,335,322     1.12%      1.38%         N/A       Quarterly
  Impala Transportation Fund, L.P.         1/1/2008      2,475,000     2,553,704     0.54%      2.18%         N/A       Quarterly
  Kingsford Capital Partners, L.P.         1/1/2003      5,055,626     4,808,325     1.01%      5.17%         N/A       Quarterly
  Montrica Global Opportunities Fund,
     L.P. (a)                              8/1/2007      2,346,544     1,940,714     0.41%      0.89%         N/A        Monthly
  Passport Global Strategies III, Ltd.     1/1/2010        529,106       490,443     0.10%      0.07%         N/A          (3)
  Passport II, L.P.                        7/1/2008     12,835,240     9,176,959     1.93%      1.27%         (13)      Quarterly
  Scout Capital Partners II L.P.           9/1/2004      8,887,705    12,100,986     2.54%      4.32%         N/A       Quarterly
  Spring Point Contra Partners, L.P.       1/1/2004      4,224,533     4,385,215     0.92%      3.37%         N/A       Quarterly
  Tremblant Partners, L.P.                 1/1/2003      8,861,908     9,286,157     1.95%      3.00%         N/A        Annually
  Trian Partners, L.P.                     4/1/2006     11,000,000    11,505,310     2.42%      2.20%         (14)       Annually
  Viking Global Equities, L.P.            12/1/2007      3,600,000     4,213,405     0.89%      0.11%         N/A        Monthly
                                                      ------------  ------------  --------
TOTAL LONG AND/OR SHORT EQUITY                         150,577,988   158,083,208    33.23%
                                                      ------------  ------------  --------

MULTI-ARBITRAGE

  Canyon Value Realization Fund, L.P.                                                                                  Quarterly -
     (a)                                   1/1/2003     17,469,044    21,622,197     4.54%      0.93%         N/A        Annually
  HBK II Fund, L.P. (a)                   11/1/2009      5,310,073     5,681,570     1.19%      1.01%         N/A       Quarterly
  MKP Opportunity Partners, L.P.           4/1/2010      9,600,000     9,569,400     2.01%      3.43%         N/A       Quarterly

                                         Grosvenor Registered Multi-Strategy Fund (TE), LLC
                                           Schedule of Investments (unaudited) (continued)
                                                            June 30, 2010

                                                                                                             FIRST

                                            FIRST                                   % OF     % OWNERSHIP   AVAILABLE

                                         ACQUISITION                   FAIR       MEMBERS'  OF PORTFOLIO  REDEMPTION

PORTFOLIO FUNDS* (CONTINUED)                 DATE         COST        VALUE**      CAPITAL     FUND***     DATE ****  LIQUIDITY*****
------------------------------------------------------------------------------------------------------------------------------------

MULTI-ARBITRAGE (CONTINUED)
  OZ Domestic Partners, L.P. (a)           1/1/2003   $ 16,244,820  $ 19,990,834     4.20%      1.24%        (15)        Annually
  Sandelman Partners Multi-Strategy
     Fund, L.P. (a)                        7/1/2007         59,825        29,856     0.01%      0.58%         N/A          (3)
  Stark Investments, L.P. (a)              1/1/2003      9,879,541     9,406,043     1.98%      0.98%      6/30/2011     Annually
  Stark Select Asset Fund LLC              1/1/2010        469,114       470,343     0.10%      0.17%         N/A          (3)
  SuttonBrook Capital Partners, L.P.      12/1/2003      7,972,347     8,937,281     1.88%     13.96%         N/A        Monthly
                                                      ------------  ------------  --------
TOTAL MULTI-ARBITRAGE                                 $ 67,004,764  $ 75,707,524    15.91%
                                                      ------------  ------------  --------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                  $401,025,874  $440,661,157    92.63%
                                                      ------------  ------------  --------

Other Assets, Less Liabilities                                      $ 35,080,616     7.37%
                                                                    ------------  --------

MEMBERS' CAPITAL                                                    $475,741,773   100.00%
                                                                    ============  ========

The Company's  investments in the Portfolio Funds shown above,  representing  92.63% of Members'  Capital,  have been fair valued in accordance with procedures established by the Board of Directors of the Company.

The Company's investments on June 30, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                           % OF TOTAL INVESTMENTS IN
INVESTMENT STRATEGY                             PORTFOLIO FUNDS
                                           -------------------------
Long and/or Short Equity                                       35.88%
Distressed                                                     26.22
Event Driven                                                   20.72
Multi-Arbitrage                                                17.18
                                           -------------------------
TOTAL                                                         100.00%
                                           =========================

* Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

** See definition in Portfolio Valuation note.

*** Based on the most recently available information provided by each Portfolio Fund.

                                         Grosvenor Registered Multi-Strategy Fund (TE), LLC
                                           Schedule of Investments (unaudited) (continued)
                                                            June 30, 2010

**** From original investment date.

***** Available frequency of redemptions after initial lock-up period.

N/A Initial  lock-up period that has either expired prior to 6/30/2010 or the Portfolio Fund did not have an initial lock-up period.
However, specific redemption restrictions may apply.

(a) A portion or all of the Company's interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b) Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) All of the Company's remaining interest in the Portfolio Fund is held in side pockets.

(2) The Portfolio  Fund is liquidating  its assets and is in the process of returning  capital to its limited  partners.  Due to the liquidation, the Portfolio Fund has suspended redemptions. The full liquidation is expected to take from two to four years.

(3) The Portfolio Fund has limited redemption rights by creating a liquidating  vehicle with the intention of liquidating its assets in a reasonable manner. The Company expects to receive the majority of its interest in the Portfolio Fund by the end of 2010.

(4)  Redemption  not permitted  during the life of the Portfolio  Fund.  Cash proceeds are  distributed  to limited  partners as the
Portfolio Fund's investments are realized.

(5) Portfolio Fund suspended  redemptions in October 2008 after  establishing a Lehman Brothers  International  ("Lehman")  holdback reserve for potential  liabilities related to Lehman's insolvency.  In March 2010, the Portfolio Fund announced a restructuring plan which included an option to continue  participation in the Portfolio Fund and a liquidating option. A vast majority of the Portfolio
Fund's investors  including the Company selected the liquidating  option; as a result, the Portfolio Fund will be liquidated.  Under the terms of the liquidating option, the Company expects to receive approximately 60% of its interest by 12/31/2011 with payments to be made on a quarterly basis.

(6)  Approximately 17% of the fair value of the Company's non side pocketed interest in the Portfolio Fund has a lock-up period that expires on 5/31/2011. The side pockets represent approximately 4% of the fair value of the Company's interest in the Portfolio Fund.

(7)  Approximately 23% of the fair value of the Company's non side pocketed interest in the Portfolio Fund has a lock-up period that expires on 3/31/2011.  The side pockets  represent  approximately  11% of the fair value of the Company's  interest in the Portfolio
Fund.

(8)  Approximately  8% of the fair value of the  Company's  interest in the  Portfolio  Fund has a lock-up  period  that  expires on
6/30/2011.

(9)  Approximately  18% of the fair value of the  Company's  interest in the  Portfolio  Fund has a lock-up  period that  expires on
5/31/2011.

(10)  Approximately 21% of the fair value of the Company's interest in the Portfolio Fund is held in a special  liquidating  vehicle
("SLV") which is not available for redemption. The term of the full liquidation of the SLV is unknown.

(11) Portfolio Fund invoked 1/16th investor- level gate as per its offering  documents.  Under the "1/16th" gate provision,  limited partners can only redeem up to 1/16th of their capital  account  balances in each  redemption  period in the case the Portfolio Fund receives  redemption  requests  exceeding 3% of firm-wide  capital.  The Company  expects to receive its  remaining  interest in the
Portfolio Fund at the next available redemption date of 9/30/10.

                                         Grosvenor Registered Multi-Strategy Fund (TE), LLC
                                           Schedule of Investments (unaudited) (continued)
                                                            June 30, 2010

(12)  Approximately  39% of the fair value of the  Company's  interest in the  Portfolio  Fund has a lock-up  period that expires on
1/31/2012.

(13)  Approximately  31% of the fair value of the  Company's  interest in the  Portfolio  Fund has a lock-up  period that expires on
12/31/2010.

(14)  Approximately  27% of the fair value of the  Company's  interest in the  Portfolio  Fund has a lock-up  period that expires on
2/28/2011, 30% has a lock-up period that expires on 4/30/2011 and 11% has a lock-up period that expires on 5/31/2011.

(15) Approximately 30% of the fair value of the Company's non side pocketed interest in the Portfolio Fund has a lock-up period that expires on 7/31/2011.  The side pockets  represent  approximately  10% of the fair value of the Company's  interest in the Portfolio
Fund.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION

The registrant records its investment in the Company at fair value. The performance of the registrant is directly affected by the performance of the Company.

The net asset value (the "NAV") of the Company is determined by, or at the direction of, Bank of America Capital Advisors LLC (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the Company's Operating Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Directors (the "Board"). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the Company's underlying investments (the "Portfolio Funds") subject to the oversight by the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to additional restrictions of liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Company may receive an "in-kind" distribution of a side pocket's holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of June 30, 2010, the Company's investments in side pockets represented 2.63% of the Company's net assets.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital. Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments  may be  classified as Level 2 when market  information  (observable
NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment's fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (published
NAVs) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

The Company's investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Company uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2010:

--------------------------------------------------------------------------------------
                                                Level 2       Level 3
                                              Significant   Significant    Total Fair
                                  Level 1      Observable   Unobservable    Value at
Description                    Quoted Prices     Inputs        Inputs      06/30/2010
--------------------------------------------------------------------------------------
Portfolio Funds

     Distressed                $          -- $  11,116,804 $ 104,435,936 $ 115,552,740
     Event Driven                         --    23,812,874    67,504,811    91,317,685
     Long and/or Short Equity             --   104,035,546    54,047,662   158,083,208
     Multi-Arbitrage                      --    18,506,681    57,200,843    75,707,524
--------------------------------------------------------------------------------------
Total Portfolio Funds          $          -- $ 157,471,905 $ 283,189,252 $ 440,661,157
--------------------------------------------------------------------------------------

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the three month period ended June 30, 2010 for the investments classified within Level 3. The Company recognizes transfers into and out of the levels at the beginning of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table. There were no transfers between Level 1 and Level
2. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

                                                                NET CHANGE IN
                    BALANCE AS OF                                UNREALIZED
                      MARCH 31,   TRANSFERS INTO  NET REALIZED APPRECIATION / NET PURCHASES / BALANCE AS OF
INVESTMENT STRATEGY      2010        LEVEL 3*    GAIN / (LOSS)  DEPRECIATION      (SALES)     JUNE 30, 2010
-----------------------------------------------------------------------------------------------------------
Distressed          $  94,345,126 $   18,350,455 $  2,261,365  $  (2,250,184) $   (8,270,826) $ 104,435,936
Event Driven           46,193,420     17,396,021           --        (84,630)      4,000,000     67,504,811
Long and/or Short
 Equity                59,059,525             --     (390,756)    (2,237,843)     (2,383,264)    54,047,662
Multi-Arbitrage        52,812,056             --     (161,252)      (171,762)      4,721,801     57,200,843
-----------------------------------------------------------------------------------------------------------
Total               $ 252,410,127 $   35,746,476 $  1,709,357  $  (4,744,419) $   (1,932,289) $ 283,189,252
-----------------------------------------------------------------------------------------------------------

     * Transfers represent investments in Portfolio Funds that were previously categorized as Level 2 investments for the year ended March 31, 2010. Due to changes in redemption terms and the Company's inability to redeem from these investments within three months of the balance sheet date, these investments are being re-categorized as Level 3 as of April 1, 2010.

Net unrealized depreciation for the period ended June 30, 2010 for Level 3 investments held by the Company as of June 30, 2010 was a decrease of $4,744,419 as shown in the table below:

             -------------------------------------------------------
            |                          | |                          |
            |                          | |                          |
            |       Investments in     | |      Net change in       |
            |       Portfolio Funds    | | unrealized depreciation  |
            |--------------------------|-|--------------------------|
            | Distressed               | | $            (2,250,184) |
            |--------------------------|-|--------------------------|
            | Event Driven             | |                 (84,630) |
            |--------------------------|-|--------------------------|
            | Long and/or Short Equity | |              (2,237,843) |
            |--------------------------|-|--------------------------|
            | Multi-Arbitrage          | |                (171,762) |
            |--------------------------|-|--------------------------|
            | Total                    | | $            (4,744,419) |
             -------------------------------------------------------

The Company adopted authoritative guidance that permits a reporting entity to measure fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Company and their attributes as of June 30, 2010, that may qualify for these valuations are shown in the table below.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

    INVESTMENT                       REDEMPTION     NOTICE
     CATEGORY        FAIR VALUE      FREQUENCY      PERIOD         REDEMPTION RESTRICTIONS AND TERMS*
---------------------------------------------------------------------------------------------------------------
                                                              0-4 years.
Distressed (a)      $115,552,740     Monthly -     30 - 180   Side pocket & liquidating vehicle
                                    Bi-annually      Days     arrangements exist for 8%** of the Portfolio
                                                              Funds.

                                                              0-1 years.
Event Driven (b)     $91,317,685    Quarterly -     60 - 90   Side pocket & liquidating vehicle
                                   Semi-annually     Days     arrangements exist for 4%** of the Portfolio
                                                              Funds.

                                                              0-2 years.
Long and/or Short                   Quarterly -     30 - 90   Side pocket & liquidating vehicle
Equity (c)          $158,083,208      Annually       Days     arrangements exist for 1%** of the Portfolio
                                                              Funds.

                                                              0-1 years.
Multi-Arbitrage                      Monthly -      30 - 90   Side pocket & liquidating vehicle
(d)                  $75,707,524      Annually       Days     arrangements exist for 9%** of the Portfolio
                                                              Funds.

     * The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

     ** Reflects fair value of investments in each respective investment category.

The Company's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the categories below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

(a) DISTRESSED SECURITIES This category includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(b) EVENT DRIVEN This category includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(c) LONG AND/OR SHORT EQUITIES This category includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued.

               Grosvenor Registered Multi-Strategy Fund (TE), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(d) MULTI-ARBITRAGE This category includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

INCOME TAXES

The cost of the registrant's investments in the Company for federal income tax purposes is based on amounts reported to the Company by the Portfolio Funds on a Schedule K-1. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and redemptions between December 31, 2009 and June 30, 2010, the estimated cost of the Portfolio Funds at June 30, 2010 for federal tax purposes is $2,185,954. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at June 30, 2010 is $105,484.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grosvenor Registered Multi-Strategy Fund (TE), LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.